UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend AchieversTM Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Dividend AchieversTM Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Dividend Achievers™ Trust (BDV) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—5.3%
General Dynamics Corp.	176,400	$10,804,500
Raytheon Co.	129,700	6,001,219
United Technologies Corp.	147,200	10,465,920

		27,271,639

Beverages—6.6%
Brown-Forman Corp., Class B	119,700	7,566,237
Coca-Cola Co. (The)	249,550	13,752,701
PepsiCo, Inc.	195,875	12,714,246

		34,033,184

Capital Markets—0.6%
T. Rowe Price Group, Inc.	62,700	3,024,021

Chemicals—3.8%
Air Products & Chemicals, Inc.	27,400	1,988,692
E.I. du Pont de Nemours & Co.	191,200	7,776,104
PPG Industries, Inc.	62,200	4,321,034
RPM International, Inc.	202,800	3,806,556
Valspar Corp.	54,500	1,711,845

		19,604,231

Commercial Banks—2.0%
Bank of Hawaii Corp.	56,500	2,814,265
Cullen/Frost Bankers, Inc.	47,400	2,616,954
Toronto-Dominion Bank (The)	35,900	2,555,721
U.S. Bancorp	105,600	2,523,840

		10,510,780

Commercial Services & Supplies—0.6%
Pitney Bowes, Inc.	134,154	3,274,699

Computers & Peripherals—4.8%
Hewlett-Packard Co.	51,500	2,371,060
International Business Machines Corp.	176,700	22,688,280

		25,059,340

Diversified Financial Services—2.0%
JPMorgan Chase & Co.	257,700	10,380,156

Diversified Telecommunication—4.6%
AT&T Inc.	625,800	16,233,252
CenturyTel, Inc.	209,000	7,444,580

		23,677,832

Electric Utilities—4.6%
NextEra Energy, Inc.	146,000	7,635,800
Northeast Utilities	252,800	7,037,952
PPL Corp.	77,600	2,117,704
Progress Energy, Inc.	167,200	7,040,792

		23,832,248

Electrical Equipment—2.1%
Emerson Electric Co.	220,500	10,923,570

Energy Equipment & Services—0.7%
Halliburton Co.	121,700	3,636,396

Food & Staples Retailing—1.7%
Sysco Corp.	94,875	2,938,279
Wal-Mart Stores, Inc.	119,575	6,121,044

		9,059,323

Food Products—1.4%
General Mills, Inc.	131,200	4,487,040
Kraft Food, Inc.	90,600	2,646,426

		7,133,466

Gas Utilities—2.3%
Atmos Energy Corp.	117,000	3,393,000
National Fuel Gas Co.	51,200	2,460,160
Questar Corp.	192,800	3,171,560
UGI Corp.	103,500	2,790,360

		11,815,080

Health Care Equipment & Supplies—2.1%
Becton Dickinson & Co.	40,900	2,813,920

Common Stocks	Shares	Value

Health Care Equipment & Supplies—(concluded)
Medtronic, Inc.	213,200	$7,882,004

		10,695,924

Hotels Restaurants & Leisure—3.2%
McDonald’s Corp.	234,800	16,372,604

Household Products—6.5%
Clorox Co.	89,400	5,800,272
Colgate-Palmolive Co.	61,600	4,865,168
Kimberly-Clark Corp.	105,950	6,793,514
Procter & Gamble Co. (The)	265,575	16,242,567

		33,701,521

Industrial Conglomerates—2.8%
3M Co.	133,700	11,436,698
General Electric Co.	188,200	3,033,784

		14,470,482

Insurance—2.7%
Chubb Corp.	111,400	5,862,982
Travelers Cos., Inc. (The)	162,900	8,218,305

		14,081,287

IT Services—0.7%
Automatic Data Processing, Inc.	55,500	2,290,485
Paychex, Inc.	51,500	1,338,485

		3,628,970

Machinery—4.0%
Caterpillar, Inc.	129,700	9,046,575
Deere & Co.	155,100	10,342,068
Pentair, Inc.	43,000	1,470,600

		20,859,243

Media—0.2%
McGraw-Hill Cos., Inc. (The)	41,700	1,279,773

Metals & Mining—1.8%
BHP Billiton Ltd. - ADR	92,100	6,652,383
Nucor Corp.	73,600	2,880,704

		9,533,087

Multi-Utilities—0.9%
NSTAR	75,000	2,787,000
Vectren Corp.	68,700	1,701,699

		4,488,699

Multiline Retail—1.4%
Family Dollar Stores, Inc.	29,700	1,228,095
Target Corp.	120,750	6,196,890

		7,424,985

Oil, Gas & Consumable Fuels—11.3%
Chevron Corp.	253,050	19,284,941
Exxon Mobil Corp.	280,100	16,716,368
Marathon Oil Corp.	142,800	4,776,660
Murphy Oil Corp.	206,100	11,283,975
QEP Resources, Inc.	192,800	6,636,176

		58,698,120

Personal Products—0.8%
Avon Products, Inc.	126,400	3,934,832

Pharmaceuticals—9.2%
Abbott Laboratories	338,800	16,628,304
Eli Lilly & Co.	150,200	5,347,120
Johnson & Johnson	290,500	16,875,145
Merck & Co., Inc.	159,300	5,489,478
Pfizer, Inc.	243,000	3,645,000

		47,985,047

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	176,200	3,629,720
Linear Technology Corp.	86,200	2,748,056

		6,377,776

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail—2.1%
Lowe’s Cos., Inc.	272,200	$5,645,428
Sherwin-Williams Co. (The)	21,000	1,452,150
TJX Cos., Inc.	91,100	3,782,472

		10,880,050

Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	67,200	5,330,976

Tobacco—3.6%
Altria Group, Inc.	609,100	13,497,656
Philip Morris International, Inc.	49,100	2,506,064
Universal Corp.	61,300	2,718,655

		18,722,375

Water Utilities—0.9%
Aqua America, Inc.	155,500	3,030,695
California Water Service Group	42,100	1,496,655

		4,527,350

Total Long-Term Investments (Cost—$504,482,637)—99.5%		516,229,066

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (a)(b)	4,744,355	4,744,355

Total Short-Term Securities (Cost—$4,744,355)—0.9%		4,744,355

Total Investments Before Outstanding Options Written (Cost—$509,226,992*)—100.4%		520,973,421

Options Written	Contracts

Exchange-Traded Call Options Written—(0.3)%
3M Co., Strike Price USD 85, Expires 8/23/10	270	(49,815)
Abbott Laboratories, Strike Price USD 49, Expires 8/23/10	680	(57,460)
Air Products & Chemicals, Inc., Strike Price USD 75, Expires 9/20/10	55	(7,700)
Aqua America, Inc., Strike Price USD 17.50, Expires 8/23/10	310	(64,325)
Atmos Energy Corp., Strike Price USD 28.50, Expires 8/16/10	120	(23,034)
Avon Products, Inc., Strike Price USD 30, Expires 8/23/10	127	(19,050)
Avon Products, Inc., Strike Price USD 31, Expires 8/23/10	127	(10,160)
Becton Dickinson & Co., Strike Price USD 70, Expires 8/23/10	80	(6,000)
BHP Billiton Ltd. - ADR, Strike Price USD 70, Expires 8/23/10	95	(33,488)
BHP Billiton Ltd. - ADR, Strike Price USD 72.50, Expires 8/23/10	95	(18,858)
Brown-Forman Corp., Class B, Strike Price USD 60, Expires 8/23/10	240	(79,200)
Caterpillar, Inc., Strike Price USD 65, Expires 8/23/10	217	(117,180)
Caterpillar, Inc., Strike Price USD 67.50, Expires 8/23/10	33	(11,385)
Clorox Co., Strike Price USD 65, Expires 8/23/10	180	(20,250)
Coca-Cola Co. (The), Strike Price USD 52.50, Expires 8/23/10	500	(137,750)
Eli Lilly & Co., Strike Price USD 35, Expires 8/23/10	300	(24,750)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Emerson Electric Co., Strike Price USD 47, Expires 8/23/10	440	$(129,800)
Family Dollar Stores, Inc., Strike Price USD 38, Expires 8/23/10	60	(21,300)
General Dynamics Corp., Strike Price USD 60, Expires 9/20/10	100	(30,250)
General Dynamics Corp., Strike Price USD 65, Expires 8/23/10	250	(5,000)
General Electric Co., Strike Price USD 15, Expires 8/23/10	100	(12,400)
General Electric Co., Strike Price USD 15, Expires 9/20/10	85	(12,070)
General Electric Co., Strike Price USD 16.25, Expires 9/20/10	190	(11,205)
Halliburton Co., Strike Price USD 31, Expires 8/23/10	240	(13,200)
Hewlett-Packard Co., Strike Price USD 49, Expires 8/23/10	100	(2,400)
Intel Corp., Strike Price USD 22, Expires 8/23/10	175	(1,487)
International Business Machines Corp., Strike Price USD 130, Expires 9/20/10	170	(39,270)
Johnson & Johnson, Strike Price USD 60, Expires 8/23/10	580	(10,440)
Kimberly-Clark Corp., Strike Price USD 62.50, Expires 8/23/10	210	(40,950)
Kraft Food, Inc., Class A, Strike Price USD 29, Expires 8/23/10	180	(12,060)
Linear Technology Corp., Strike Price USD 31, Expires 9/20/10	170	(28,900)
Lowe’s Cos., Inc., Strike Price USD 21, Expires 8/23/10	125	(7,188)
Marathon Oil Corp., Strike Price USD 35, Expires 8/23/10	290	(5,800)
Medtronic, Inc., Strike Price USD 39, Expires 8/23/10	425	(7,225)
Merck & Co., Inc., Strike Price USD 36, Expires 8/23/10	320	(5,760)
Murphy Oil Corp., Strike Price USD 50, Expires 8/23/10	30	(15,000)
Murphy Oil Corp., Strike Price USD 52.50, Expires 8/17/10	380	(101,547)
National Fuel Gas Co., Strike Price USD 50, Expires 8/23/10	100	(5,750)
Northeast Utilities, Strike Price USD 25.75, Expires 8/04/10	250	(52,250)
Nucor Corp., Strike Price USD 43, Expires 8/23/10	75	(412)
Nucor Corp., Strike Price USD 44, Expires 8/23/10	75	(150)
PepsiCo, Inc., Strike Price USD 65, Expires 8/23/10	400	(35,000)
Pfizer, Inc., Strike Price USD 15, Expires 8/23/10	243	(8,748)
Philip Morris International, Inc., Strike Price USD 50, Expires 8/23/10	100	(14,900)
Progress Energy, Inc., Strike Price USD 40.50, Expires 8/23/10	330	(54,298)
QEP Resources, Inc., Strike Price USD 30, Expires 8/23/10	385	(175,175)
Raytheon Co., Strike Price USD 55, Expires 8/23/10	260	(1,040)
T. Rowe Price Group, Inc., Strike Price USD 50, Expires 8/23/10	125	(8,125)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock Dividend Achievers™ Trust (BDV) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
TJX Cos., Inc., Strike Price USD 44.50, Expires 8/23/10	180	$(1,644)
U.S. Bancorp, Strike Price USD 25, Expires 8/23/10	210	(4,095)
Universal Corp., Strike Price USD 45, Expires 8/23/10	125	(13,438)
Vectren Corp., Strike Price USD 23, Expires 8/06/10	80	(14,160)
VF Corp., Strike Price USD 80, Expires 8/23/10	130	(19,825)

Total Exchange-Traded Call Options Written		(1,602,667)

Over-the-Counter Call Options Written—(0.3)%
Altria Group, Inc., Strike Price USD 22.38, Expires 9/10/10, Broker Goldman Sachs & Co.	122,000	(38,546)
AT&T Inc., Strike Price USD 24.75, Expires 8/04/10, Broker Deutsche Bank Securities	71,000	(84,490)
AT&T Inc., Strike Price USD 25.20, Expires 9/09/10, Broker Goldman Sachs & Co.	27,500	(26,005)
AT&T Inc., Strike Price USD 26.25, Expires 9/24/10, Broker Goldman Sachs & Co.	27,000	(11,388)
Atmos Energy Corp., Strike Price USD 28.36, Expires 8/27/10, Broker Credit Suisse First Boston	12,000	(29,316)
Automatic Data Processing, Inc., Strike Price USD 42.49, Expires 8/03/10, Broker Credit Suisse First Boston	11,000	(128)
Bank of Hawaii Corp., Strike Price USD 49.74, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	11,000	(9,139)
California Water Service Group, Strike Price USD 35.88, Expires 8/03/10, Broker JPMorgan Chase Securities	4,200	(619)
California Water Service Group, Strike Price USD 36.50, Expires 8/31/10, Broker Citigroup Global Markets	1,400	(713)
California Water Service Group, Strike Price USD 37.37, Expires 9/24/10, Broker UBS Securities LLC	2,800	(1,700)
CenturyTel, Inc., Strike Price USD 34.56, Expires 8/13/10, Broker Credit Suisse First Boston	42,000	(44,428)
Chevron Corp., Strike Price USD 73.50, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	51,000	(152,619)
Chubb Corp., Strike Price USD 50.24, Expires 8/31/10, Broker Credit Suisse First Boston	12,000	(32,481)
Chubb Corp., Strike Price USD 52, Expires 8/13/10, Broker Deutsche Bank Securities	10,000	(11,196)
Colgate-Palmolive Co., Strike Price USD 81.17, Expires 8/02/10, Broker Citigroup Global Markets	12,500	(265)
Cullen/Frost Bankers, Inc., Strike Price USD 52.13, Expires 9/10/10, Broker Morgan Stanley & Co., Inc.	9,500	(31,849)
Deere & Co., Strike Price USD 60.50, Expires 8/20/10, Broker Goldman Sachs & Co.	31,000	(212,657)
E.I. du Pont de Nemours & Co., Strike Price USD 35.82, Expires 8/31/10, Broker UBS Securities LLC	38,000	(185,103)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Exxon Mobil Corp., Strike Price USD 63, Expires 8/03/10, Broker Credit Suisse First Boston	28,000	$(95)
Exxon Mobil Corp., Strike Price USD 63, Expires 8/10/10, Broker Credit Suisse First Boston	28,000	(1,958)
General Mills, Inc., Strike Price USD 36.50, Expires 8/20/10, Broker UBS Securities LLC	26,000	(327)
Intel Corp., Strike Price USD 21.54, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	17,500	(5,180)
International Business Machines Corp., Strike Price USD 125, Expires 8/10/10, Broker Citigroup Global Markets	17,000	(61,597)
International Business Machines Corp., Strike Price USD 133, Expires 8/10/10, Broker UBS Securities LLC	1,400	(181)
JPMorgan Chase & Co., Strike Price USD 40, Expires 8/03/10, Broker UBS Securities LLC	52,000	(26,859)
Lowe’s Cos., Inc., Strike Price USD 24.39, Expires 8/18/10, Broker Morgan Stanley & Co., Inc.	42,000	(297)
McDonald’s Corp., Strike Price USD 67.14, Expires 8/31/10, Broker Morgan Stanley & Co., Inc.	24,000	(69,621)
McDonald’s Corp., Strike Price USD 68.12, Expires 8/13/10, Broker UBS Securities LLC	23,000	(43,930)
McGraw-Hill Cos., Inc., Strike Price USD 30.65, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	8,400	(3,418)
NextEra Energy, Inc., Strike Price USD 52.13, Expires 9/10/10, Broker UBS Securities LLC	10,000	(10,127)
Northeast Utilities, Strike Price USD 28.25, Expires 9/17/10, Broker Goldman Sachs & Co.	25,000	(20,303)
NSTAR, Strike Price USD 35.93, Expires 9/02/10, Broker UBS Securities LLC	15,000	(24,460)
Paychex, Inc., Strike Price USD 26.98, Expires 8/27/10, Broker Credit Suisse First Boston	10,000	(1,421)
Pentair, Inc., Strike Price USD 32.30, Expires 8/19/10, Broker JPMorgan Chase Securities	8,500	(24,762)
Pfizer, Inc., Strike Price USD 15.11, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	24,300	(9,651)
Pitney Bowes, Inc., Strike Price USD 23.27, Expires 8/30/10, Broker JPMorgan Chase Securities	13,500	(17,773)
Pitney Bowes, Inc., Strike Price USD 23.27, Expires 9/08/10, Broker JPMorgan Chase Securities	13,500	(18,069)
PPG Industries, Inc., Strike Price USD 62.15, Expires 9/02/10, Broker UBS Securities LLC	12,000	(87,840)
PPL Corp., Strike Price USD 26.44, Expires 9/10/10, Broker Citigroup Global Markets	15,500	(16,971)
Procter & Gamble Co. (The), Strike Price USD 59.94, Expires 9/02/10, Broker UBS Securities LLC	38,000	(82,467)

3	JULY 31, 2010

Schedule of Investments (concluded)	BlackRock Dividend Achievers™ Trust (BDV)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Procter & Gamble Co. (The), Strike Price USD 61.57, Expires 8/09/10, Broker UBS Securities LLC	15,000	$(8,029)
Questar Corp., Strike Price USD 15.75, Expires 8/26/10, Broker Credit Suisse First Boston	38,500	(35,541)
RPM International, Inc., Strike Price USD 18.75, Expires 8/26/10, Broker JPMorgan Chase Securities	40,000	(15,946)
Sherwin-Williams Co. (The), Strike Price USD 78.14, Expires 8/05/10, Broker JPMorgan Chase Securities	4,000	(4)
Sysco Corp., Strike Price USD 28.91, Expires 8/26/10, Broker Credit Suisse First Boston	19,000	(39,216)
Target Corp., Strike Price USD 51.09, Expires 8/19/10, Broker UBS Securities LLC	24,000	(32,028)
Toronto-Dominion Bank (The), Strike Price USD 72.35, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	7,000	(1,717)
Travelers Cos., Inc. (The), Strike Price USD 51.95, Expires 8/16/10, Broker Credit Suisse First Boston	32,500	(9,178)
UGI Corp., Strike Price USD 26.27, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	20,500	(22,966)
United Technologies Corp., Strike Price USD 68.50, Expires 8/26/10, Broker UBS Securities LLC	29,500	(95,266)
Valspar Corp., Strike Price USD 33, Expires 8/09/10, Broker UBS Securities LLC	11,000	(1,450)
Vectren Corp., Strike Price USD 24.38, Expires 8/27/10, Broker UBS Securities LLC	6,000	(3,400)
Wal-Mart Stores, Inc., Strike Price USD 52.50, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	24,000	(2,978)

Total Over-the-Counter Call Options Written		(1,667,668)

Total Options Written (Premiums Received $2,513,714)—(0.6)%		(3,270,335)

Total Investments Net of Outstanding Options Written—99.8%		517,703,086
Other Assets Less Liabilities—0.2%		1,033,234

Net Assets—100.0%		$518,736,320

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$515,319,764

	Gross unrealized appreciation	$31,008,784
	Gross unrealized depreciation	(25,355,127)

	Net unrealized appreciation	$5,653,657

(a)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2009	Net Activity	Shares Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	7,282,466	(2,538,111)	4,744,355	$7,653

(b)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[1]	$516,229,066	—	—	$516,229,066
Short-Term Securities	4,744,355	—	—	4,744,355

Total	$520,973,421	—	—	$520,973,421

[1]	See above Schedule of Investments for values in each industry.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity Contracts	$(1,344,529)	$(1,925,806)	—	$(3,270,335)

[2]	Derivative financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipt
USD — U.S. Dollar

JULY 31, 2010	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend AchieversTM Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Dividend AchieversTM Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Dividend AchieversTM Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Dividend AchieversTM Trust

Date: September 27, 2010